Segment of Operating Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Revenues	¥ 4,383,397	¥ 4,461,203	¥ 4,470,122
Total Segments
Segment Reporting Information [Line Items]
Revenues	4,411,377	4,486,335	4,490,350
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Revenues	3,654,565	3,827,328	3,923,754
Total Segments | Telecommunications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	3,653,344	3,825,429	3,921,187
Total Segments | Telecommunications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	1,221	1,899	2,567
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Revenues	436,997	356,783	294,156
Total Segments | Smart Life Business | External Customers
Segment Reporting Information [Line Items]
Revenues	421,384	345,504	286,274
Total Segments | Smart Life Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	15,613	11,279	7,882
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Revenues	319,815	302,224	272,440
Total Segments | Other businesses | External Customers
Segment Reporting Information [Line Items]
Revenues	308,669	290,270	262,661
Total Segments | Other businesses | Intersegment
Segment Reporting Information [Line Items]
Revenues	11,146	11,954	9,779
Eliminations
Segment Reporting Information [Line Items]
Revenues	¥ (27,980)	¥ (25,132)	¥ (20,228)